S-K 1606, De-SPAC Board Determination	Mar. 27, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

The CAEP Board’s Reasons for the Approval of the Business Combination

The CAEP Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the CAEP Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the CAEP Board may have given different weight to different factors. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Neither the CAEP Board nor any committee thereof obtained a fairness opinion (or any similar report or appraisal) in determining whether to pursue the terms of the Business Combination (including the consideration to be received by CAEP Shareholders and AIR Shareholders). The independent directors of the CAEP Board did not retain an unaffiliated representative to act solely on behalf of the unaffiliated CAEP Shareholders to negotiate the terms of the Business Combination and/or prepare a report concerning the approval of the Business Combination.

Before reaching its decision, the CAEP Board was provided information regarding the findings from the due diligence conducted by its advisors, reviewed the analyses conducted by its management, representatives of the Sponsor and CAEP’s legal and financial advisors, and discussed the diligence findings at the November 5, 2025 special meeting. The due diligence conducted by CAEP’s management, CAEP’s legal and financial advisors and representatives of the Sponsor included:

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financial and valuation analyses of AIR and the Business Combination utilizing information provided by AIR and publicly available information presented by CF&Co. to the CAEP Board in CF&Co.’s capacity as financial advisor to CAEP;
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review of historical financial performance of AIR;
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financial, tax, legal, intellectual property, manufacturing, regulatory, insurance, accounting, operational, business, management, employment and other due diligence, including a review of material contracts and other material matters;
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meetings and calls with the management team and employees of AIR regarding, among other things, operations, plans, customers, targeted products and services; and
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consultation with CAEP management and its legal and financial advisors.

The CAEP Board determined that pursuing a potential business combination with AIR would be an attractive opportunity for CAEP and CAEP Shareholders, which determination was based on a number of factors including, but not limited to, the following material factors:

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AIR’s Market Position. AIR is a leading manufacturer and marketer of flavored molasses and related products sold for use in HoReCa and in the home.
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AIR’s Financial Performance. AIR’s Core Business has consistently generated significant EBITDA and cash flow. See “Comparable Company Analysis.”
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AIR’s Established and Evolving Brands. AIR’s Al Fakher brand is recognized as a leader in branded flavored molasses. Based on internal estimates for the year ended December 31, 2024, three of the five best-selling flavors globally belong to the Al Fakher brand. AIR’s Shisha Kartel brand is also growing in certain Focus Markets with a focus on targeting non-traditional hookah customers.
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AIR’s Partnerships. AIR is pursuing partnerships with third-party brands, celebrities and HoReCa associated with hookah. In 2025, AIR partnered with Snoop Dogg to launch a premium collection of exclusive, co-branded hookah flavors, available for purchase in the United States and Germany.
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AIR’s Manufacturing Capacity. AIR manufactures its products directly at three facilities in the UAE and European Union and utilizes third-party manufacturers at five facilities.
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OOKA Product Development. AIR launched OOKA in 2023, which is an innovative, charcoal-free, electrically heated hookah designed to eliminate the need for extensive set-up and cleaning requirements and has already been launched in three key markets: the UAE, Germany and the United States.
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AIR’s Proprietary Technology and Intellectual Property. AIR has prioritized control over its proprietary technology and trade secrets, including approximately 150 registered and pending patents as of June 2025. AIR’s flavor mixing recipes are also maintained in centralized quality control databases and production teams have limited access to the inputs of the recipes.
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Continued Ownership by AIR Shareholders. The CAEP Board considered that (a) AIR is, and Pubco initially will be, majority owned by the Kingsway Holders, (b) AIR Shareholders are converting all of their equity into Pubco Ordinary Shares, (c) AIR Shareholders will be significant shareholders of Pubco after Closing, and (d) all of Pubco Ordinary Shares received by AIR Shareholders will be subject to a lock-up.
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Pubco Management. Following completion of the Business Combination, Pubco will be led by the same management team that led AIR prior to the Business Combination. AIR’s management team has years of experience in consumer products.
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AIR Being an Attractive Target. The CAEP Board considered the fact that AIR (i) provides products that currently have an attractive base of customers, (ii) is focused on new product development that is intended to expand its markets, (iii) has strong Adjusted EBITDA and cash flow generation in its Core Business and (iv) might benefit from the consummation of the Business Combination by becoming a public company.
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Terms and Conditions of the Business Combination Agreement. The terms and conditions of the Business Combination Agreement and the Business Combination were, in the opinion of the CAEP Board, the product of arm’s-length negotiations between the parties.
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No Minimum Cash Condition. The Business Combination Agreement does not include any closing conditions relating to a minimum amount of cash, which provides more certainty for Closing.
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Redemption Option. The right of CAEP Shareholders to redeem their Public Shares in connection with the Closing as further described herein.

In the course of its deliberations, in addition to the various other risks associated with the business of AIR, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus, the CAEP Board also considered a variety of uncertainties, risks and other potentially negative factors relevant to the Business Combination, including the following:

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Macroeconomic Risks Generally. Macroeconomic uncertainty, including the potential impact of the potential tariffs to be instituted by the United States government, and the effects that could have on Pubco’s revenue and financial performance.
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Competition. AIR has multiple local or regional competitors that market flavored molasses in one or more of the markets in which AIR operates. Additionally, the tobacco business has numerous multi-national companies that produce numerous tobacco products (cigarettes, vapes, smokeless tobacco, cigars) that also compete with AIR’s products.
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Customer Preferences. Pubco’s success will depend on its ability to anticipate and respond to changes in customer preferences. For example, there is a growing demand for products perceived as healthier or more natural. Rapid shifts in customer preferences may require Pubco to quickly adapt its product mix, designs and manufacturing schedules.
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AIR’s Recent Performance. Recent revenue performance declined (-1.0% CAGR) between 2022 and 2024 as AIR’s management focused on repositioning key markets in the business and integrating recent acquisitions. While revenue has increased since then, there is no guarantee that such growth will extend in future periods.
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Restructuring Charges. Partially as a result of the integration of various acquisitions, restructuring charges have averaged over $5.5 million per year from 2021 to 2024. To the extent AIR continues to pursue acquisitions and/or reengineer its business, restructuring charges may continue to impact financial performance.
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AIR’s New Product Introduction. AIR has significantly invested in developing OOKA, its newly developed product that has a limited sales history. Future adoption of OOKA by HoReCa and individuals is uncertain, and there is no guarantee AIR will recoup that investment and significantly enhance its revenues as a result of OOKA.
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AIR’s Related Party Transactions. Entities controlled by Khaleel Mamoori, a current director of AIR who was the beneficial owner of approximately 10% of AIR’s outstanding share capital for the years ended December 31, 2024 and December 31, 2023, are third-party manufacturers and distributors of AIR products. Sales to entities controlled by Mr. Mamoori, including royalties, constituted $83.0 million of AIR’s revenue for the year ended December 31, 2024 (or 22.1% of total revenue for the same period). Any disputes with this shareholder could have a negative impact on AIR’s business.
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AIR’s Lack of Projections. AIR declined to provide CAEP with forecasts for Q4 2025, 2026 or any subsequent years, and therefore, CAEP was unable to analyze such projections as part of its due diligence.
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Product Liability. Most of AIR’s products contain nicotine. Additionally, AIR’s traditional flavored molasses products involve by-products produced while heating shisha with charcoal, such as carbon monoxide, which have been identified as harmful to human health. Currently, there is no way of knowing whether these products are safe for their intended use. While AIR has not yet encountered claims related to the health consequences of its products, Pubco may face such claims in the future, similar to other manufacturers of tobacco-inclusive products, which could impact the demand for shisha and the value of Pubco.
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Global Operations and Compliance Considerations. Due to the global nature of AIR’s business, Pubco will be exposed to the risk of non-compliance with U.S., EU and U.K. sanctions and of the other economic, financial and trade sanctions laws and regulations of the various jurisdictions in which AIR operates (collectively, “Sanctions”). While AIR believes that it has complied with applicable Sanctions and has expressed its intent to continue to do so, at the time of the CAEP Board’s approval of the Business Combination, AIR had in the past operated in several jurisdictions that were then (or had been previously) the subject of comprehensive or targeted Sanctions and had since exited those jurisdictions, including Iran, Russia, Sudan and Syria. At the time of the CAEP Board’s approval of the Business Combination, AIR operated in Afghanistan, the Democratic Republic of Congo, Iraq, Lebanon, Libya, Mali, Sudan, Venezuela and Yemen, all of which are subject to certain targeted Sanctions. Subsequent to the CAEP Board’s approval of the Business Combination, AIR recommenced operations in Syria, which remains subject to certain targeted Sanctions.
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Regulatory Risks With Respect to Tobacco- or Nicotine-Inclusive Inhalation Products. Governmental actions, combined with the diminishing social acceptance of smoking tobacco-inclusive products, have resulted in reduced tobacco industry sales volumes. It is anticipated that significant regulatory developments will continue to take place over the next few years in most of the markets Pubco will be operating in and AIR’s products will continue to be regulated globally by regulators with jurisdictions over countries, states and local areas. Additional regulation could impact the demand for flavored molasses and the value of Pubco.
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Employee Equity. Pubco will have available a significant number of shares that can be issued to employees of Pubco and its subsidiaries, which could significantly dilute Public Shareholders.
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Absence of Fairness Opinion. CAEP did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination.
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Shares Available for Sale/Lock-Ups. The Pubco Ordinary Shares to be issued to AIR Shareholders in exchange for their AIR Ordinary Shares and the Sponsor in exchange for its CAEP Ordinary Shares are subject to a six-month lock-up, subject to the exceptions described in this proxy statement/prospectus. Pubco is required to file a resale shelf registration statement within 90 days after Closing in order for such shares to be registered and will also provide additional demand and piggyback registration rights with respect to such shares. Upon the registration of such Pubco Ordinary Shares and upon the expiration of any applicable lock-up, a substantial number of Pubco Ordinary Shares will become available for sale, which could have a negative impact on Pubco’s share price.
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Liquidation. The risks and costs to CAEP if the Business Combination is not completed, including the risk of diverting management focus and resources from other businesses combination opportunities, which could result in CAEP being unable to effect a business combination prior to the Combination Deadline, which would require CAEP to liquidate.
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Closing Conditions. Completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within CAEP’s control.
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CAEP Shareholders Holding a Minority Position in Pubco. CAEP Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning up to approximately 15.1% of the Pubco Ordinary Shares to be issued and outstanding after Closing, assuming, among other things, that no AIR Earnout Shares are released in accordance with their terms, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination and that no Pubco Ordinary Shares are issued pursuant to the Incentive Plan.
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Control of Pubco by the Kingsway Holders. Upon completion of the Business Combination, the Kingsway Holders will beneficially own at least approximately 53.3% of the Pubco Ordinary Shares to be issued and outstanding after Closing and will exercise majority voting control over Pubco, assuming, among other things, that no AIR Earnout Shares are released in accordance with their terms, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination and that no Pubco Ordinary Shares are issued upon exercise or settlement of the Assumed Conditional Awards or pursuant to the Incentive Plan. As a result, Pubco will be a “controlled company” within the meaning of the rules of Nasdaq after Closing, with many significant decisions of Pubco being controlled or requiring approval by the Kingsway Holders. Accordingly, Public Shareholders will have a limited right to participate in the decision making of Pubco after Closing and will be subject to the decisions of Pubco’s controlling shareholders. If Public Shareholders are unhappy with any decisions made, they may only be able to sell their Pubco Ordinary Shares, potentially at a loss.
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Sponsor Incentives. The Sponsor and its affiliates may be incentivized to complete the Business Combination, or an alternative initial business combination with a less favorable company or on terms less favorable to CAEP Shareholders, rather than to liquidate (in which case the Sponsor would lose its entire investment in CAEP). In addition, as described elsewhere in this proxy statement/prospectus, CF&Co. is entitled to fees that will only be received if the Business Combination is completed. As a result, the Sponsor and directors on the CAEP Board affiliated with the Sponsor may have a conflict of interest in determining whether the Business Combination is an appropriate transaction to be consummated by CAEP and/or in evaluating the terms of the Business Combination.
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Litigation/CAEP Shareholder Actions. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination, including that CAEP Shareholders may object to and challenge the Business Combination and take action that may prevent or delay the Closing.
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Fees and Expenses. The fees and expenses associated with completing the Business Combination.
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Redemptions. The risk that a significant number of holders of Public Shares would exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account to fund Pubco’s business after the Business Combination and reducing Pubco’s public “float” and the liquidity of the trading market for Pubco Ordinary Shares upon and after Closing.
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Exchange Listing. The potential inability to maintain the listing of Pubco Ordinary Shares on Nasdaq or another national securities exchange immediately following the Closing including, as an example, the ability to maintain a sufficient number of round lot holders in the event of excessive redemptions by the holders of Public Shares.
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Valuation. The risk that the CAEP Board may not have properly valued AIR’s business.
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Distraction to Operations. The risk that the potential diversion of AIR’s management and employee attention as a result of the Business Combination may adversely affect AIR’s operations.

In addition to considering the factors described above, the CAEP Board also considered that:

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Interests of Certain Persons. The Sponsor, its affiliates and certain executive officers and directors of CAEP, as individuals, may have interests in the Business Combination that are in addition to, and that may be different from and may conflict with, the interests of CAEP Shareholders (see the section entitled “The Business Combination Proposal — Interests of the Sponsor and CAEP’s Directors and Executive Officers in the Business Combination”). CAEP’s independent directors on the CAEP Audit Committee reviewed and considered these interests during the negotiation of the Business Combination and in evaluating and unanimously approving, as members of the CAEP Audit Committee, the Business Combination Agreement and the Transactions.
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Differing Returns. The Sponsor paid $25,000, or approximately $0.004 per share, for the CAEP Founder Shares (of which it currently holds 6,900,000, 3,400,000 of which the Sponsor has agreed to surrender, for no consideration, immediately prior to, and subject to the consummation of, the Cayman Merger), which such CAEP Founder Shares (after accounting for the share surrender and assuming the vesting of all Sponsor Earnout Shares), if unrestricted and freely tradeable, would be valued at approximately $35.8 million, based on the closing price of CAEP Class A Ordinary Shares of $10.23 on November 7, 2025, the date CAEP announced the Business Combination. As a result, the Sponsor may be able to recover its investment in CAEP and realize a profit even if the value of Pubco Ordinary Shares declines following Closing. After considering the foregoing, the CAEP Board concluded, in its business judgment, that the potential benefits to CAEP and the CAEP Shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]

Before reaching its decision, the CAEP Board was provided information regarding the findings from the due diligence conducted by its advisors, reviewed the analyses conducted by its management, representatives of the Sponsor and CAEP’s legal and financial advisors, and discussed the diligence findings at the November 5, 2025 special meeting. The due diligence conducted by CAEP’s management, CAEP’s legal and financial advisors and representatives of the Sponsor included:

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financial and valuation analyses of AIR and the Business Combination utilizing information provided by AIR and publicly available information presented by CF&Co. to the CAEP Board in CF&Co.’s capacity as financial advisor to CAEP;
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review of historical financial performance of AIR;
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financial, tax, legal, intellectual property, manufacturing, regulatory, insurance, accounting, operational, business, management, employment and other due diligence, including a review of material contracts and other material matters;
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meetings and calls with the management team and employees of AIR regarding, among other things, operations, plans, customers, targeted products and services; and
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consultation with CAEP management and its legal and financial advisors.

De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]	• AIR’s Financial Performance. AIR’s Core Business has consistently generated significant EBITDA and cash flow. See “Comparable Company Analysis.”